CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Class A ordinary shares	Class B ordinary shares	Ordinary shares Class A ordinary shares USD ($)	Ordinary shares Class A ordinary shares CNY	Ordinary shares Class B ordinary shares USD ($)	Ordinary shares Class B ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Accumulated deficit USD ($)	Accumulated deficit CNY
Balances at Dec. 31, 2010		1,911,488				82		49		2,625,250				(14,353)		(699,540)
Balances (in shares) at Dec. 31, 2010						1,235,761,996		659,761,207
Increase (Decrease) in Stockholders' Equity
Net loss		(172,104)														(172,104)
Other comprehensive loss		(94,225)												(94,225)
Exercise of stock options and vesting of restricted stock units		4,742				1				4,741
Exercise of stock options and vesting of restricted stock units (in shares)						9,894,029
Share-based compensation		47,494								47,494
Issuance of ordinary shares upon secondary offering, net of offering costs		2,507,782				10				2,507,772
Issuance of ordinary shares upon secondary offering, net of offering costs (in shares)						149,580,000
Conversion of Class B to Class A ordinary shares (in shares)						199,314		(199,314)
Balances at Dec. 31, 2011		4,205,177				93		49		5,185,257				(108,578)		(871,644)
Balances (in shares) at Dec. 31, 2011						1,395,435,339		659,561,893
Increase (Decrease) in Stockholders' Equity
Net loss		(424,003)														(424,003)
Other comprehensive loss		(7,304)												(7,304)
Statutory reserves												1,500				(1,500)
Exercise of stock options and vesting of restricted stock units		23,168				2				23,166
Exercise of stock options and vesting of restricted stock units (in shares)						50,896,710
Share-based compensation		118,218								118,218
Issuance of shares as purchase consideration for acquired subsidiaries		5,441,617				54				5,441,563
Issuance of shares as purchase consideration for acquired subsidiaries (in shares)						840,311,453
Balances at Dec. 31, 2012		9,356,873				149		49		10,768,204		1,500		(115,882)		(1,297,147)
Balances (in shares) at Dec. 31, 2012			2,286,643,502	659,561,893		2,286,643,502		659,561,893
Increase (Decrease) in Stockholders' Equity
Net loss	(95,932)	(580,744)														(580,744)
Other comprehensive loss	(13,739)	(83,171)												(83,171)
Statutory reserves												563				(563)
Exercise of stock options and vesting of restricted stock units		101,803				5				101,798
Exercise of stock options and vesting of restricted stock units (in shares)						65,390,885
Share-based compensation		188,358								188,358
Issuance of shares as purchase consideration for acquired subsidiaries (in shares)						4,495,014
Balances at Dec. 31, 2013	$ 1,483,906	8,983,119			$ 25	154	$ 8	49	$ 1,826,711	11,058,360	$ 341	2,063	$ (32,881)	(199,053)	$ (310,298)	(1,878,454)
Balances (in shares) at Dec. 31, 2013			2,356,529,401	659,561,893	2,356,529,401		659,561,893